SHAREHOLDERS’ EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
SCHEDULE OF VALUATION ASSUMPTIONS

The Company estimated the fair value of each stock option award on the date of grant using a Black-Scholes option-pricing model based on the following weighted average assumptions applied:

	Year ended December 31, 2022	Period ended December 31, 2021
Risk-free interest rate	2.67%	0.09% - 0.56%
Expected term	3.5 years	2.5 - 3.5 years
Expected average stock price volatility	183.1%	106.8% -120.9%
Expected dividend yield	0.00%	0.00%
Weighted average grant-date fair value of stock options	$4.58	$1.36 - $1.87

SUMMARY OF NON-EMPLOYEE OPTION ACTIVITY

A summary of option activity for the six months ended June 30, 2023 is presented below.

Weighted
Average
		Weighted	Remaining
		Average	Contractual
	Number of	Exercise	Term	Intrinsic
	Options	Price	(in Years)	Value
Balance, December 31, 2022	615,000	$2.59	3.61	$1,480,457
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	25,833	3.92	-	-
Expired	-	-	-	-
Balance, June 30, 2023	589,167	$2.53	3.10	$1,747,194

A summary of option activity for the year ended December 31, 2022 is presented below. There was no option activity for the period ended December 31, 2021.

Weighted
Average
		Weighted	Remaining
		Average	Contractual
	Number of	Exercise	Term	Intrinsic
	Options	Price	(in Years)	Value
Balance, December 31, 2021	475,000	$1.90	4.41	$288,788
Granted	140,000	5.00		-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	-	-
Balance, December 31, 2022	615,000	$2.59	3.61	$1,480,457

SUMMARY OF UNVESTED NON EMPLOYEE OPTIONS

A summary of unvested options for the six months ended June 30, 2023 is presented below:

		Weighted
		Average Grant
	Number of	Date Fair Value
	Options	Per Share
Unvested as of December 31, 2022	290,834	$3.13
Granted	-	-
Vested	168,333	2.61
Forfeited or expired	21,666	3.43
Exercised	-	-
Unvested as of June 30, 2023	100,835	$3.95

A summary of unvested options for the year ended December 31, 2022, is presented below:

		Weighted
		Average Grant
	Number of	Date Fair Value
	Options	Per Share
Unvested balance, December 31, 2021	292,500	$1.80
Granted	140,000	5.00
Vested	(155,000)	1.76
Forfeited or expired	-	-
Exercised	-	-
Unvested balance, December 31, 2022	277,500	$3.44

SUMMARY OF WARRANT ACTIVITY

A summary of the warrant activity during the six months as of June 30, 2023 is presented below. There was no warrant activity for the six months ended June 30, 2022:

Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life
	Warrants	Price	(in Years)
Balance, December 31, 2022	500,620	$4.00	0.54
Issued	-	-	-
Exercised	-	-	-
Forfeited or expired	-	-	-
Balance, June 30, 2023	500,620	$4.00	0.58

A summary of the warrant activity during the period from January 21, 2021 (date of inception) through December 31, 2022 is presented below:

Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life
	Warrants	Price	(in Years)
Balance, January 21, 2021	-	$-	-
Issued	500,620	4.00	-
Exercised	-	-	-
Forfeited or expired	-	-	-
Balance, December 31, 2021	500,620	$4.00	0.7
Issued	-	-	-
Exercised	-	-	-
Forfeited or expired	-	-	-
Balance, December 31, 2022	500,620	$4.00	0.7

SUMMARY OF WARRANT INFORMATION

The following table presents information related to warrants as of December 31, 2022:

	Warrants Outstanding		Warrants Exercisable
Weighted
Average
		Outstanding	Remaining	Exercisable
	Exercise	Number of	Life in	Number of
	Price	Warrants	Years	Warrants
Balance, December 31, 2022	$4.00	5,006,204	0.7	5,006,204

Warrant [Member]
SCHEDULE OF VALUATION ASSUMPTIONS

The Company used the following approximate assumptions in connection with its estimation of fair value of Warrants:

Assumptions
Expected term (years)	2.00
Expected volatility	91.05%
Risk free interest rate	0.23%
Expected dividends	0.00%

The Company used the following approximate assumptions in connection with its estimation of fair value of Warrants:

For the Year Ended December 31, 2021:
Expected term (years)	2.00
Expected volatility	91.05%
Risk free interest rate	0.23%
Expected dividends	0.00%